Payments, by Government - 12 months ended Dec. 31, 2025 - ARS ($) $ in Thousands		Taxes	Fees	Total Payments
Total	[1]	$ 13,807,434	$ 103,120	$ 13,910,554
ARGENTINA | Province of Catamarca - Agencia de Recaudación [Member]
Total	[2]	27,672		27,672
ARGENTINA | Province of Neuquen - Direccion Provincial de Rentas [Member]
Total	[2]	16,592	42,347	58,939
ARGENTINA | Agencia De Recaudacion [Member]
Total	[2]	462,829	265	463,094
ARGENTINA | Subsecretaría de Minería [Member]
Total	[2]	4,777	159	4,936
ARGENTINA | Ministerio de Producción de Ciencia e Innovación Tecnológica [Member]
Total	[2]		$ 60,349	60,349
ARGENTINA | Municipality of Olavarria [Member]
Total	[2]	12,261,303		12,261,303
ARGENTINA | Municipality of Avellaneda [Member]
Total	[2]	12,319		12,319
ARGENTINA | Municipality of Benito Juarez [Member]
Total	[2]	$ 1,021,942		$ 1,021,942

[1]	All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2025, the official nominal exchange rate for pesos into U.S. dollars was Ps. 1,459.4167 per US$1.00 and as of September 14, 2026 the official nominal exchange rate for pesos into U.S. dollars was Ps. 1,510.3215 per US$1.00.
[2]	All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2025, the official nominal exchange rate for pesos into U.S. dollars was Ps. 1,459.4167 per US$1.00 and as of September 14, 2026 the official nominal exchange rate for pesos into U.S. dollars was Ps. 1,510.3215 per US$1.00.